Supplementary Cash Flow Information (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest paid	$ 254	$ 136
Taxes paid	13,843	3,590
Equipment acquired under finance leases and equipment loans	$ 14,097	$ 3,726